Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Exchange Rates

The following are the exchange rates that were used in translating the Company’s subsidiary’s financial statements in the consolidated financial statements:

	December 31, 2025	December 31, 2024
Year-end spot rate	US$1=CAD1.3706	US$1=CAD1.4389
Average rate	US$1=CAD1.3978	US$1=CAD1.3698

Schedule of Property, Plant and Equipment	The estimated annual deprecation rates of these assets are generally as follows:
Category	Depreciation method	Residual value rate	Useful lives
Furniture and equipment	Declining balance	0%	5 years
Office equipment	Declining balance	0%	5 years
Computers	Straight-line	0%	3 years
AI hardware	Straight-line	0%	3 years
Leasehold improvements	Straight-line	0%	Shorter of lease term or 5 years
Building	Declining balance	0%	25 years

Schedule of Intangible Assets

Intangible assets are stated at cost less accumulated amortization and impairment. The straight-line amortization method is used to compute amortization over the estimated useful lives of the assets, as follows:

Category	Residual value rate	Useful lives
Smart farming applications	0%	3 years
Computer software	0%	3 years
Trademark	0%	3 years
AI software	0%	3 years

Schedule of Disaggregation of Revenue

A summary of the Company’s revenue disaggregated by major service lines are as follows:

	December 31, 2025	December 31, 2024	December 31, 2023
	US$	US$	US$
Smart farming
Recognized at point in time;	2,066,128	2,736,728	1,692,697
Recognized over time;
– Construction services	756,904	497,884	136,047
– Consulting services	400,630	—	—
– FaaS Services	189,400	55,250	9,207
Ginseng sales - recognized point in time	—	—	40,596
Ginseng product consulting services – recognized over time	—	—	222,272
Total	3,413,062	3,289,862	2,100,819